Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
OPERATING ACTIVITIES
Net loss	$ (9,155,551)	$ (19,423,475)
Adjustments for:
Amortization	8,464	26,969
Depreciation	424,039	362,123
Impairment of accounts receivable		198,513
Change in fair value of derivative liability	(2,788,734)	(57,314)
Impairment of inventory	148,760	208,247
Impairment (Gain) on recovery of notes receivable	(18,425)	104,780
Finance and other costs	1,204,434	3,893
Gain on disposal of assets	(22,553)	(16,295)
Share-based payments	904,629	1,808,302
Adjustments for profit loss	(9,294,937)	(16,784,257)
Net changes in non-cash working capital items:
Receivables	(360,757)	743,149
Inventory	(62,595)	(993,769)
Prepaids	369,747	482,491
Trade payables and accrued liabilities	(220,627)	1,236,740
Customer deposits	(9,363)	(145,804)
Deferred income	(24,574)	74,110
Cash used in operating activities	(9,603,106)	(15,387,340)
INVESTING ACTIVITIES
Purchase of equipment	(73,027)	(410,387)
Disposal of equipment	103,923	46,976
Repayment of notes receivable	18,425	63,833
Cash provided by (used in) investing activities	49,321	(299,578)
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing	12,479,693	12,605,112
Share issue costs	(2,036,067)	(2,009,116)
Proceeds from issuance of common shares for warrants exercised	373,244
Repayment of loans	(85,058)	(5,060)
Repayment of lease liabilities	(258,127)	(233,089)
Cash provided by (used in) financing activities	10,473,685	10,357,847
Effects of exchange rate changes on cash	(15,935)	(108,626)
Change in cash	919,900	(5,329,071)
Cash and cash equivalents, beginning of period	3,093,612	7,894,781
Cash and cash equivalents, end of period	3,997,577	2,457,084
SUPPLEMENTARY CASH FLOW DISCLOSURE
Interest paid	15,428	80,258
Share issue costs in accounts payable	$ 71,912	$ 52,216